Short-term Investments	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Short-Term Investments
4.	Short-Term Investments

We consider income-yielding securities that can be readily converted to cash and have original maturities of more than three months and one year or less at the date of purchase to be short-term investments. All of our short-term investments are marketable securities under the custodianship of a major financial institution and consist primarily of FDIC-insured certificates of deposit.

We account for and report our short-term investments in accordance with ASC Topic 320, Accounting for Certain Investments in Debt and Equity Securities. Our short-term investments are classified as “available-for-sale” securities and carried at fair value. Fair value for securities with short maturities and infrequent secondary market trades is typically determined by using a curve-based evaluation model that utilizes quoted prices for similar securities. The evaluation model takes into consideration the days to maturity, coupon rate and settlement date convention. Net unrealized gains or losses on these securities are included in accumulated other comprehensive loss, which is a separate component of stockholders’ equity. Realized gains and realized losses are included in other income/(expense), while amortization of premiums and accretion of discounts are included in interest income. Interest and dividends on available-for-sale securities are included in interest income. Marketable securities are evaluated periodically for impairment. If we determine that a decline in market value of any investment is other than temporary, then the investment basis would be written down to fair value and the decline in value would be charged to earnings.

At March 31, 2013, the fair value of our short-term investments was $10,597,514. The cost basis of such investments was $10,606,000 and our unrealized losses were $8,486.

4.	Short-term Investments
At December 31, 2012, the fair value of our short-term investments was $14,010,962. The cost basis of such investments was $14,011,000 and unrealized losses were $38.